INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Costs	A.A.	Cost	A.A.	Total
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000
Additions	1,698,000	—	8,000	—	1,707,000
Impairments	—	—	—	—	—
Amortization	—	(383,000)	—	(310,000)	(693,000)
Balance as of June 30, 2013	$13,924,000	$(1,643,000)	$12,280,000	$(5,939,000)	$18,622,000

Intangible assets consist of the following:
	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2010	$3,476,000	$—	$11,702,000	$(4,404,000)	$10,774,000
Additions	4,499,000	—	349,000	—	4,848,000
Amortization	—	(479,000)	—	(606,000)	(1,085,000)
Balance as of December 31, 2011	7,975,000	(479,000)	12,051,000	(5,010,000)	14,537,000
Additions	4,251,000	—	239,000	—	4,490,000
Impairments	—	—	(18,000)	—	(18,000)
Amortization	—	(782,000)	—	(619,000)	(1,401,000)
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Estimated amortization expense for the twelve-month periods ended June 30 as follows:
2014	$1,400,000
2015	1,400,000
2016	1,400,000
2017	739,000
2018 and thereafter	3,406,000
$8,345,000

Estimated amortization expense for the succeeding five years is as follows:
2013	$1,400,000
2014	1,400,000
2015	1,400,000
2016	921,000
2017 and thereafter	3,909,000
$9,030,000